Bank Properties and Equipment - Summary of Bank Properties and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	$ 74,896	$ 74,401
Accumulated depreciation	(44,748)	(42,805)
Bank properties and equipment, net	30,148	31,596
Land [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	6,998	7,011
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	23,141	22,715
Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	8,630	8,630
Leasehold Improvements and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	$ 36,127	$ 36,044